SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator for earnings per share:
Net income (loss) attributable to the Company's ordinary shareholders	$ 154,412	$ (1,326,011)	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	1,057,349	475,267	14,688,872	11,675,216	11,675,216
Weighted average ordinary shares - diluted	1,057,349	475,267	14,688,872	11,675,216	11,675,216
Per share amount
Per share - basic	$ 0.15	$ (2.79)	$ (0.22)	$ (0.1)	$ (0.18)
Per share - diluted	$ 0.15	$ (2.79)	$ (0.22)	$ (0.1)	$ (0.18)